J. Quarterly Financial Data (unaudited)	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
J. Quarterly Financial Data (unaudited)

Quarterly Financial Data (as restated) (unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year

Fiscal 2012
Total revenue	$2,215	$2,231	$1,448	$1,399	$7,293
Net income (loss) (1)	$2,977	$2,763	$3,064	$(7,106)	$1,698
Net income available to stockholders – Basic (2)	$1,487	$1,381	$1,558	$(7,106)	$856
Net income available to stockholders – Diluted (2)	$(415)	$(283)	$(307)	$(7,106)	$(2,161)
Basic net income (loss) per common share attributable to common stockholders (2)	$0.02	$0.02	$0.02	$(0.11)	$0.01
Diluted net income (loss) per common share attributable to common stockholders (2)	$(0.01)	$0.00	$0.00	$(0.11)	$(0.03)

Fiscal 2011
Total revenue	$—	$785	$1,912	$2,124	$4,821
Net income (loss) (1)	$(7,620)	$3,778	$6,293	$(2,152)	$299
Net income available to stockholders – Basic (2)	$(7,620)	$1,879	$3,144	$(2,152)	$149
Net income available to stockholders – Diluted (2)	$(7,620)	$(937)	$(687)	$(2,152)	$(3,254)
Basic net income (loss) per common share attributable to common stockholders (2)	$(0.13)	$0.03	$0.05	$(0.04)	$0.00
Diluted net income (loss) per common share attributable to common stockholders (2)	$(0.13)	$(0.01)	$(0.01)	$(0.04)	$(0.04)

(1) The net income (loss) per share restatement did not impact net income (loss) reported by the Company.

(2) Amounts restated from the Company’s Form 10-K filing on December 31, 2012. See note K.